Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Corporation has not historically granted stock options or similar awards as part of its equity compensation programs and did not grant any stock options during the year ended December 31, 2024. While the Corporation does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, if stock options or similar awards are granted in the future, our Insider Trading Policy provides that the Corporation will not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Corporation’s common stock, such as a significant positive or negative earnings announcement, and it will not time the public release of such information based on stock option grant dates.
Consequently, the Corporation has not granted and does not expect to grant stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or at any time during the four business days prior to or the one business day following the filing with the SEC of any report on Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information. The Compensation and Personnel Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.

These restrictions do not apply to restricted stock awards or other types of equity awards that do not include an exercise price related to the market price of the Corporation’s common stock on the date of grant.

Award Timing Method
The Corporation has not historically granted stock options or similar awards as part of its equity compensation programs and did not grant any stock options during the year ended December 31, 2024. While the Corporation does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, if stock options or similar awards are granted in the future, our Insider Trading Policy provides that the Corporation will not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Corporation’s common stock, such as a significant positive or negative earnings announcement, and it will not time the public release of such information based on stock option grant dates.
Consequently, the Corporation has not granted and does not expect to grant stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or at any time during the four business days prior to or the one business day following the filing with the SEC of any report on Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information. The Compensation and Personnel Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.

These restrictions do not apply to restricted stock awards or other types of equity awards that do not include an exercise price related to the market price of the Corporation’s common stock on the date of grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Corporation does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, if stock options or similar awards are granted in the future, our Insider Trading Policy provides that the Corporation will not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Corporation’s common stock, such as a significant positive or negative earnings announcement, and it will not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false